CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 2,222	$ 941	$ 1,401
TOTAL REVENUES	2,222	941	1,401
Cost of revenues	(8,877)	(1,575)	(4,546)
GROSS (LOSS) INCOME	(6,655)	(634)	(3,145)
OPERATING EXPENSES
Selling, general and administrative expenses	222,070	223,831	303,195
Inventory Write-off	29,493	0	0
TOTAL OPERATING EXPENSES	251,563	223,831	303,195
LOSS FROM OPERATIONS	(258,218)	(224,465)	(306,340)
OTHER INCOME (EXPENSE)
Other income	42	0	0
Interest income	0	0	0
Other expense	0	0	0
TOTAL OTHER INCOME, NET	42	0	0
LOSS FROM OPERATIONS BEFORE INCOME TAXES	(258,176)	(224,465)	(306,340)
INCOME TAX EXPENSE OF OPERATIONS	0	0	0
NET LOSS	(258,176)	(224,465)	(306,340)
Comprehensive loss:
Net loss	(258,176)	(224,465)	(306,340)
Foreign currency translation (loss) income	0	0	0
Total comprehensive loss	$ (258,176)	$ (224,465)	$ (306,340)
Loss per share:
Net loss from operations per share of ordinary share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of ordinary shares outstanding:
Basic and diluted	112,502,813	111,101,918	109,915,584